Redeemable Preferred Stock, Common Stock, Noncontrolling Interests and Stockholders' Equity (Deficit) (Detail Textuals) - USD ($)	1 Months Ended	3 Months Ended	4 Months Ended	12 Months Ended
	May 31, 2016	Dec. 31, 2015	Jan. 31, 2016	Sep. 30, 2016	Sep. 30, 2015
Stockholders Equity [Line Items]
Shares issued, price per share					$ 25.79
Proceeds from the sale of common stock		$ 11,318,690		$ 16,137,913	$ 41,249,998
Stock issued during period, value				16,137,913	$ 44,142,463
Proceeds from subscriptions receivable		$ 4,280,149		$ 4,280,149
Redeemable stock, shares issued				0	1,739,130
Series A warrant
Stockholders Equity [Line Items]
Shares issued during period	416,666
Series B warrant
Stockholders Equity [Line Items]
Shares issued during period	416,666
IPO and private placement
Stockholders Equity [Line Items]
Shares issued during period	5,833,334
Shares issued, price per share	$ 6.00
Proceeds from the sale of common stock	$ 33,784,205
Sonnet
Stockholders Equity [Line Items]
Promissory note amount					$ 826,561
Common stock
Stockholders Equity [Line Items]
Shares issued during period				573,388	1,765,511
Shares issued, price per share			$ 29.05		$ 25.79
Proceeds from the sale of common stock			$ 16,137,913
Stock issued during period, value				$ 5,734	$ 44,142,463
Conversion of Series A preferred stock in common stock				1,969,818
Common stock | IPO and private placement
Stockholders Equity [Line Items]
Shares issued during period	833,332